Investment securities - Maturities of amortized costs/FV/Avg yield (Details 5) - Debt securities - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	SFr 844
Due from 1 to 5 years, amortized cost	8
Due from 5 to 10 years, amortized cost	620
Due after 10 years, amortized cost	1,432
Total, amortized cost	2,904	SFr 2,032
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	850
Due from 1 to 5 years, fair value	8
Due from 5 to 10 years, fair value	621
Due after 10 years, fair value	1,432
Total, fair value	SFr 2,911	2,066
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	0.72%
Due from 1 to 5 years, average yield (as a percent)	4.30%
Due from 5 to 10 years, average yield (as a percent)	0.83%
Due after 10 years, average yield (as a percent)	2.45%
Total, average yield (as a percent)	1.61%
Bank
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	SFr 844
Due from 1 to 5 years, amortized cost	6
Due from 5 to 10 years, amortized cost	620
Due after 10 years, amortized cost	1,432
Total, amortized cost	2,902	2,030
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	850
Due from 1 to 5 years, fair value	6
Due from 5 to 10 years, fair value	621
Due after 10 years, fair value	1,432
Total, fair value	SFr 2,909	SFr 2,064
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	0.72%
Due from 1 to 5 years, average yield (as a percent)	4.54%
Due from 5 to 10 years, average yield (as a percent)	0.83%
Due after 10 years, average yield (as a percent)	2.45%
Total, average yield (as a percent)	1.61%